Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Before Income/(Loss) Tax Expenses

The Company had minimal operations in jurisdictions other than the PRC. Income/(loss) before income tax expense consists of:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
	(in thousands)
Mainland China	3,770,148	2,328,917	1,724,835	250,079
Non-Mainland China	(231,207)	(151,759)	38,011	5,511
	3,538,941	2,177,158	1,762,846	255,590

Income Tax Expense

The income tax expense/(benefit) is comprised of:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
	(in thousands)
Current	283,372	185,194	86,560	12,550
Deferred	(22,427)	(151,188)	(148,340)	(21,507)
	260,945	34,006	(61,780)	(8,957)

Reconciliation of Income Tax Expense

The reconciliation of income tax expense/(benefit) for the years ended December 31, 2020, 2021 and 2022 is as follows:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
	(in thousands)
Income before income tax expense	3,538,941	2,177,158	1,762,846	255,590
Income tax expense computed at Mainland China statutory tax rates (25%)	884,735	544,290	440,713	63,897
Non-deductible expenses	54,456	28,725	60,268	8,738
Research and development expenses super-deduction	(225,715)	(185,801)	(234,179)	(33,953)
Change in valuation allowances	(5,285)	50,473	21,338	3,094
Outside basis difference	142	(1,111)	(5,652)	(819)
Effect of international tax rate difference	8,682	37,940	(16,835)	(2,441)
Effect of preferential tax rate	(463,819)	(552,567)	(267,490)	(38,782)
Effect of withholding tax on dividend	76,610	164,946	(1,667)	(242)
Other adjustments (Note)	(68,861)	(52,889)	(58,276)	(8,449)
Income tax expense/(benefit)	260,945	34,006	(61,780)	(8,957)

Components of Deferred Taxes

The significant components of deferred taxes are as follows:

	As of December 31,
	2021	2022
	RMB	RMB	US$
	(in thousands)
Deferred tax assets
Allowance for doubtful accounts	35,359	37,092	5,378
Accrued staff cost and expenses	97,883	134,799	19,544
Deferred revenue	5,551	11,570	1,677
Tax losses	489,664	497,871	72,184
VAT refund	351	4,840	702
Less: Valuation allowances	(452,670)	(420,566)	(60,976)
Total deferred tax assets	176,138	265,606	38,509

Deferred tax liabilities
Identifiable intangible assets arising from acquisition	52,460	41,350	5,995
Intangible assets and internally-developed software	32,540	21,181	3,071
Outside basis difference and others	437,963	428,474	62,123
Withholding income tax	53,835	26,921	3,903
Total deferred tax liabilities	576,798	517,926	75,092

Movement of Valuation Allowance	Movement of valuation allowance is as follow:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
	(in thousands)
Valuation allowance
Balance at beginning of the year	(56,292)	(402,197)	(452,670)	(65,631)
Additions	(374,721)	(93,165)	(48,944)	(7,096)
Reversal	28,816	42,692	81,048	11,751
Balance at ending of the year	(402,197)	(452,670)	(420,566)	(60,976)